SAN ONOFRE NUCLEAR GENERATING STATION (SONGS) - NUCLEAR DECOMMISSIONING TRUSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 658	$ 660
Gross unrealized gains	372	423
Gross unrealized losses	(4)	(20)
Estimated fair value	1,026	1,063
Proceeds from sales	1,134	577	$ 601
Gross realized gains	111	29	11
Gross realized losses	(29)	(15)	$ (11)
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	396	431
Gross unrealized gains	6	11
Gross unrealized losses	(3)	(13)
Estimated fair value	399	429
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	52	89
Gross unrealized gains	0	2
Gross unrealized losses	0	0
Estimated fair value	52	91
Municipal bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	203	148
Gross unrealized gains	4	8
Gross unrealized losses	(1)	0
Estimated fair value	206	156
Other securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	141	194
Gross unrealized gains	2	1
Gross unrealized losses	(2)	(13)
Estimated fair value	141	182
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	143	214
Gross unrealized gains	366	412
Gross unrealized losses	(1)	(7)
Estimated fair value	508	619
Cash and cash equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	119	15
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Estimated fair value	$ 119	$ 15